Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of company's financial assets and liabilities measured at fair value
The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$33,320	$—	$—	$33,320
U.S. Treasury securities	—	69,908	—	69,908

Total assets measured at fair value	$33,320	$69,908	$—	$103,228

Liabilities
Common stock warrants
PIPE Warrants	$—	$—	$110,881	$110,881
NRA Warrants	—	—	47,465	47,465
Second lien loan	—	—	10,872	10,872

Total liabilities measured at fair value	$—	$—	$169,218	$169,218

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$9,439	$—	$—	$9,439

Total assets measured at fair value	$9,439	$—	$—	$9,439

Liabilities
SAFEs	$—	$—	$59,301	$59,301
Redeemable convertible preferred stock warrant liabilities	—	—	1,619	1,619

Total liabilities measured at fair value	$—	$—	$60,920	$60,920

Schedule of changes in the estimated fair values
The following table summarizes changes in the estimated fair values of these liabilities (in thousands):

	PIPE Warrants	Non-Redemption Warrants	Second Lien Loans	SAFE	Legacy Kodiak Redeemable Convertible Preferred Stock Warrants
Balance as of December 31, 2023	$—	$—	$—	$10,000	$2,045
Issuance during the year	—	—	—	45,192	—
Fair value remeasurement	—	—	—	4,109	(426)

Balance as of December 31, 2024	—	—	—	59,301	1,619
Issuance during the year	86,359	36,968	43,865	23,660	—
Exchange of SAFE for second lien loan	—	—	10,000	(10,000)	—
Reclassification of Assumed Kodiak Warrants	—	—	—	—	(3,842)
Fair value remeasurement	24,522	10,497	24,387	190,075	7,272
Settlement via conversion or exercise	—	—	(67,380)	(263,036)	(5,049)

Balance as of December 31, 2025	$110,881	$47,465	$10,872	$—	$—